Income taxes (Details 3) (Formula 1) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Domestic	CAD 3,074.0	CAD 2,841.0
Foreign	5,031.0	3,993.0
Total net deferred income tax liability	CAD 8,105.0	CAD 6,834.0